Pension And Retirement Plans Schedule of net periodic benefit cost, Pinnacle Foods (Detail) (Pinnacle Foods Pension Plan [Member], USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 29, 2013	Sep. 23, 2012	Sep. 29, 2013	Sep. 23, 2012	Dec. 30, 2012	Dec. 25, 2011	Dec. 26, 2010
Pinnacle Foods Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	$ 52	$ 277	$ 52	$ 832	$ 786	$ 893	$ 1,228
Interest cost	1,092	1,028	3,006	3,085	4,081	4,263	4,558
Expected return on assets	(1,084)	(1,089)	(3,334)	(3,267)	(4,463)	(4,244)	(3,611)
Amortization of prior service cost		10		31	42	42	77
actuarial loss	181	447	542	1,340	1,923	724	819
Curtailment loss					303		992
Net periodic (benefit) cost	$ 241	$ 673	$ 266	$ 2,021	$ 2,672	$ 1,678	$ 4,063
Weighted average assumptions:
Discount rate					4.43%	5.45%	5.87%
Expected return on plan assets					7.50%	7.50%	7.50%
Rate of compensation increase					3.00%	3.00%	3.00%